Investment Portfolioas of June 30, 2024 (Unaudited)
DWS Core Equity Fund
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 10.0%
Entertainment 2.3%
Spotify Technology SA*	216,695	67,996,724
Take-Two Interactive Software, Inc.*	108,679	16,898,498
Walt Disney Co.	215,341	21,381,208
		106,276,430
Interactive Media & Services 6.6%
Alphabet, Inc. "A"	153,761	28,007,566
Alphabet, Inc. "C"	886,038	162,517,090
Meta Platforms, Inc. "A"	214,484	108,147,123
		298,671,779
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.	274,981	48,446,152
Consumer Discretionary 9.2%
Automobiles 0.6%
Tesla, Inc.*	56,152	11,111,357
Thor Industries, Inc.	160,244	14,974,802
		26,086,159
Broadline Retail 3.9%
Amazon.com, Inc.*	686,941	132,751,348
Macy's, Inc.	2,388,923	45,867,322
		178,618,670
Hotels, Restaurants & Leisure 1.8%
DraftKings, Inc. "A"*	978,401	37,345,566
Hilton Worldwide Holdings, Inc.	197,541	43,103,446
		80,449,012
Household Durables 0.7%
PulteGroup, Inc.	272,536	30,006,214
Leisure Products 0.4%
Hasbro, Inc.	290,897	17,017,474
Specialty Retail 0.5%
Bath & Body Works, Inc.	437,585	17,087,694
Wayfair, Inc. "A"* (a)	131,884	6,954,244
		24,041,938
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.*	43,734	42,332,325
PVH Corp.	178,820	18,931,674
		61,263,999
Consumer Staples 5.2%
Beverages 1.9%
Boston Beer Co., Inc. "A"*	39,410	12,022,020
Coca-Cola Co.	190,282	12,111,449

Constellation Brands, Inc. "A"	188,422	48,477,212
Molson Coors Beverage Co. "B"	299,543	15,225,771
		87,836,452
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	15,105	12,839,099
Walmart, Inc.	620,690	42,026,920
		54,866,019
Household Products 0.7%
Church & Dwight Co., Inc.	118,528	12,288,983
Clorox Co.	144,746	19,753,487
		32,042,470
Personal Care Products 0.9%
Coty, Inc. "A"*	3,818,289	38,259,256
Tobacco 0.5%
Philip Morris International, Inc.	198,614	20,125,556
Energy 3.3%
Energy Equipment & Services 0.7%
Schlumberger NV	200,881	9,477,565
TechnipFMC PLC	951,079	24,870,716
		34,348,281
Oil, Gas & Consumable Fuels 2.6%
Cheniere Energy, Inc.	263,587	46,082,915
HF Sinclair Corp.	1,313,546	70,064,544
		116,147,459
Financials 12.4%
Banks 4.7%
Bank of America Corp.	740,463	29,448,213
JPMorgan Chase & Co.	648,627	131,191,297
Wells Fargo & Co.	875,933	52,021,661
		212,661,171
Capital Markets 3.0%
Ameriprise Financial, Inc.	127,094	54,293,286
Coinbase Global, Inc. "A"*	209,422	46,539,851
MSCI, Inc.	39,071	18,822,454
S&P Global, Inc.	42,779	19,079,434
		138,735,025
Financial Services 3.1%
Apollo Global Management, Inc.	285,692	33,731,654
Mastercard, Inc. "A"	39,955	17,626,548
Visa, Inc. "A"	333,557	87,548,706
		138,906,908
Insurance 1.6%
Aflac, Inc.	217,163	19,394,828
Cincinnati Financial Corp.	176,167	20,805,323
Marsh & McLennan Companies, Inc.	152,156	32,062,312
		72,262,463
Health Care 11.9%
Biotechnology 3.0%
AbbVie, Inc.	337,144	57,826,939
Amgen, Inc.	205,088	64,079,745

GRAIL, Inc.* (a)	19,559	300,622
Moderna, Inc.*	125,777	14,936,019
		137,143,325
Health Care Equipment & Supplies 1.9%
Becton Dickinson & Co.	128,929	30,131,997
Medtronic PLC	226,523	17,829,625
Solventum Corp.*	26,617	1,407,507
Stryker Corp.	68,475	23,298,619
Zimmer Biomet Holdings, Inc.	133,825	14,524,027
		87,191,775
Health Care Providers & Services 4.2%
Centene Corp.*	671,865	44,544,650
Cigna Group	115,574	38,205,297
Elevance Health, Inc.	112,388	60,898,562
HCA Healthcare, Inc.	60,091	19,306,036
Humana, Inc.	64,569	24,126,207
		187,080,752
Life Sciences Tools & Services 0.6%
Danaher Corp.	60,422	15,096,437
Illumina, Inc.*	117,354	12,249,410
		27,345,847
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	611,245	25,385,005
Johnson & Johnson	251,543	36,765,525
Merck & Co., Inc.	153,688	19,026,574
Viatris, Inc.	1,746,725	18,567,687
		99,744,791
Industrials 10.1%
Aerospace & Defense 3.0%
Curtiss-Wright Corp.	89,889	24,358,121
Lockheed Martin Corp.	144,437	67,466,523
Textron, Inc.	218,694	18,777,067
TransDigm Group, Inc.	20,147	25,740,008
		136,341,719
Building Products 1.5%
Owens Corning	395,082	68,633,645
Commercial Services & Supplies 1.9%
Veralto Corp.	128,601	12,277,538
Waste Management, Inc.	344,974	73,596,753
		85,874,291
Electrical Equipment 0.2%
Sunrun, Inc.* (a)	906,438	10,750,355
Ground Transportation 0.2%
Union Pacific Corp.	28,902	6,539,367
Industrial Conglomerates 0.2%
3M Co.	106,471	10,880,271
Machinery 2.2%
Caterpillar, Inc.	243,398	81,075,874
PACCAR, Inc.	180,743	18,605,684
		99,681,558

Professional Services 0.9%
Automatic Data Processing, Inc.	83,830	20,009,383
Verisk Analytics, Inc.	67,395	18,166,322
		38,175,705
Information Technology 31.2%
Communications Equipment 0.4%
Cisco Systems, Inc.	421,952	20,046,940
IT Services 0.4%
Accenture PLC "A"	57,518	17,451,536
Semiconductors & Semiconductor Equipment 10.4%
Advanced Micro Devices, Inc.*	305,311	49,524,497
GLOBALFOUNDRIES, Inc.* (a)	393,297	19,885,096
Intel Corp.	834,610	25,847,872
Lam Research Corp.	48,691	51,848,611
Micron Technology, Inc.	174,532	22,956,194
MKS Instruments, Inc.	121,893	15,916,788
NVIDIA Corp.	1,598,410	197,467,572
QUALCOMM, Inc.	431,856	86,017,078
		469,463,708
Software 12.0%
Adobe, Inc.*	43,112	23,950,441
Microsoft Corp.	887,195	396,531,805
Oracle Corp.	728,441	102,855,869
Synopsys, Inc.*	37,699	22,433,167
		545,771,282
Technology Hardware, Storage & Peripherals 8.0%
Apple, Inc.	1,718,847	362,023,555
Materials 2.1%
Chemicals 1.3%
Corteva, Inc.	363,960	19,632,002
DuPont de Nemours, Inc.	157,004	12,637,252
Linde PLC	57,068	25,042,009
		57,311,263
Containers & Packaging 0.4%
AptarGroup, Inc.	138,048	19,438,539
Metals & Mining 0.4%
Nucor Corp.	117,999	18,653,282
Real Estate 2.0%
Health Care REITs 0.7%
Medical Properties Trust, Inc. (a)	7,253,056	31,260,672
Industrial REITs 0.8%
Prologis, Inc.	316,152	35,507,031
Residential REITs 0.5%
AvalonBay Communities, Inc.	109,716	22,699,143

Utilities 2.0%
Electric Utilities 1.0%
FirstEnergy Corp.	376,649	14,414,357
NRG Energy, Inc.	375,430	29,230,980
		43,645,337
Multi-Utilities 0.4%
WEC Energy Group, Inc.	218,518	17,144,922
Water Utilities 0.6%
American Water Works Co., Inc.	231,611	29,914,877
Total Common Stocks (Cost $2,500,985,106)		4,502,784,375

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills:
4.757% (b), 3/20/2025 (c)	1,500,000	1,445,938
4.959% (b), 3/20/2025 (c)	1,500,000	1,445,937
Total Government & Agency Obligations (Cost $2,893,939)		2,891,875

	Shares	Value ($)

Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e) (Cost $62,790,025)	62,790,025	62,790,025

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.36% (d) (Cost $26,459,864)	26,459,864	26,459,864

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,593,128,934)	101.4	4,594,926,139
Other Assets and Liabilities, Net	(1.4)	(64,718,283)
Net Assets	100.0	4,530,207,856
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e)
10,955,450	51,834,575 (f)	—	—	—	479,760	—	62,790,025	62,790,025
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.36% (d)
31,212,263	260,602,957	265,355,356	—	—	1,060,097	—	26,459,864	26,459,864
42,167,713	312,437,532	265,355,356	—	—	1,539,857	—	89,249,889	89,249,889

*	Non-income producing security.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $56,759,471, which is 1.3% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At June 30, 2024, this security has been pledged, in whole or in part, as collateral for open total return swap contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

REIT: Real Estate Investment Trust
At June 30, 2024,  open total return swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Citi RMA CLS Index/CIEQUB01	4/8/2025	Citibank N.A.	59,377,193	(0.35%)	Quarterly	(1,416,831)
Total net unrealized depreciation						(1,416,831)

†	There are no upfront payments on the equity swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,502,784,375	$—	$—	$4,502,784,375
Government & Agency Obligations	—	2,891,875	—	2,891,875
Short-Term Investments (a)	89,249,889	—	—	89,249,889
Total	$4,592,034,264	$2,891,875	$—	$4,594,926,139

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Total Return Swap Contracts	$—	$(1,416,831)	$—	$(1,416,831)
Total	$—	$(1,416,831)	$—	$(1,416,831)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open total return swap contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Swap Contracts
Equity Contracts	$(1,416,831)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCEF-PH3
R-080548-2 (1/25)